LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Provisions for Unearned Premiums - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions for unearned premiums
Gross provision at 1 January	£ 333	£ 342
Change in provision for unearned premiums charged to income statement	(3)	(9)
Gross provision at 31 December	330	333
Reinsurers’ share	(14)	(14)
31 December	316	319
Increase in the year
Provisions for unearned premiums
Change in the year	655	663
Release in the year
Provisions for unearned premiums
Change in the year	£ (658)	£ (672)